Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CVA/DVA, net
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (16)		kr (17)
The period's change in fair value originating from credit risk (+ income/ - loss)	1	kr 5
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	320		kr 265
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 55	kr 97